Convertible notes (Schedule of Convertible Notes) (Details) (Convertible Notes [Member], KKR Notes [Member]) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY
Debt Instrument [Line Items]
Principal amount of the KKR Notes	$ 65,817	413,643
Cumulative interest payable	1,420	8,926
Carrying amount	$ 67,237	422,569